UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net income (loss)	$ 135	$ 65	$ 391	$ 268
Items that may be reclassified subsequently to profit or loss:
Fair value through other comprehensive income	14	40	43	31
Insurance finance reserve	3	(10)	(9)	(5)
Foreign currency translation	607	(258)	882	(612)
Net investment and cash flow hedges	(153)	211	(282)	386
Equity accounted investments	11	(5)	16	(8)
Taxes on the above items	15	(25)	34	(44)
Reclassification to profit or loss	(53)	(82)	(59)	(139)
Other comprehensive income that will be reclassified to profit or loss, net of tax	444	(129)	625	(391)
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations	1	(1)	0	(3)
Fair value through other comprehensive income	206	2	213	9
Taxes on the above items	1	2	0	0
Other components of other comprehensive income that will not be reclassified to profit or loss, net of tax	208	3	213	6
Total other comprehensive income (loss)	652	(126)	838	(385)
Comprehensive income (loss)	787	(61)	1,229	(117)
Attributable to:
Limited partners	164	(14)	213	(31)
Non-controlling interests attributable to:
Redemption-exchange units	95	(14)	134	(30)
Special limited partner	0	0	0	0
BBUC exchangeable shares	130	(15)	175	(32)
Preferred securities	13	13	26	26
Interest of others in operating subsidiaries	$ 385	$ (31)	$ 681	$ (50)